Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Other Non-Current Assets [Abstract]
Prepayments for business facilities			$ 1,222
Guarantee deposits paid	4,343		5,785
Total	$ 4,343	$ 132	$ 7,007